3 Application of critical estimates and judgments (Details Narrative)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Description of intangible assets with indefinite useful life	These tests are based on the projected cash flow in each CGU or groups of CGUs, which are extracted from the business plan of the Company for a five-year period, mentioned in Note 3.2.1, and the Management plan for a period greater than 5 years to reflect industry cycle patterns, in a total projection period of 10 years. Perpetuity is also calculated based on the long-term vision and excluding real growth.
Cash-Generating Units [Member] | BRAZIL
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash-generating unit	· CGU Northeastern petrochemical complex (NE): represented by assets of the ethylene, PE plants located in the Northeast region; · CGU Vinyls: represented by assets of PVC and chlorine soda plants located in Brazil; · CGU Southern petrochemical complex (South): represented by assets of the ethylene, propylene, PE and PP plants, located in the South region; · CGU Rio de Janeiro petrochemical complex (RJ): represented by assets of the ethylene, propylene, PE and PP plants, located in Rio de Janeiro state; · CGU São Paulo petrochemical complex (SP): represented by assets of the ethylene and PE plants, located in the cities of Santo André and Cubatão; · CGU Paulínia: represented by assets of the PP plant; · CGU ABC, greater São Paulo region: represented by assets of the PP plant."
Cash-Generating Units [Member] | UNITED STATES [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash-generating unit	CGUs Polypropylene USA: there are 5 PP plants located in the United States, the assets of each plant represent a UGC.
Cash-Generating Units [Member] | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash-generating unit	CGUs Polypropylene Europe: there are 2 PP plants located in Germany, each plan represents a UGC.
Cash-Generating Units [Member] | MEXICO
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash-generating unit	CGU Mexico: represented by the assets of the ethylene and PE plants located in Mexico.